Consolidated Statements of Financial Position € in Thousands, $ in Thousands	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)
Current assets:
Cash and cash equivalents	€ 46,458	$ 49,547	€ 41,229
Marketable securities	2,836	3,025	1,946
Short term deposits	0	0	28,410
Restricted cash	900	960	1,000
Receivable from concession project	1,799	1,919	1,784
Trade and other receivables	12,682	13,525	9,487
Total Current assests	64,675	68,976	83,856
Non-current assets
Investment in equity accounted investee	30,029	32,026	34,029
Advances On Account Of Investments	2,328	2,483	1,554
Receivable from concession project	24,795	26,444	26,909
Fixed assets	365,756	390,077	340,897	[1]
Right-of-use asset	30,020	32,016	23,367
Intangible asset	4,094	4,366	4,762
Restricted cash and deposits	20,192	21,535	15,630
Deferred tax	23,510	25,073	12,952
Long term receivables	9,270	9,886	5,388
Derivatives	1,488	1,587	2,635
Total Non-current assets	511,482	545,493	468,123
Total assets	576,157	614,469	551,979
Current liabilities
Current maturities of long term bank loans	12,815	13,667	126,180
Current maturities of long term loans	10,000	10,665	16,401
Current maturities of debentures	18,714	19,958	19,806
Trade payables	4,504	4,803	2,904
Other payables	11,207	11,952	20,806
Current maturities of derivatives	33,183	35,390	14,783
Current maturities of lease liabilities	745	795	4,329
Total current liabilities	91,168	97,230	205,209
Non-current liabilities
Long-term lease liabilities	22,005	23,468	15,800
Long-term loans	229,466	244,725	39,093
Other long-term bank loans	21,582	23,017	37,221
Debentures	91,714	97,813	117,493
Deferred tax	6,770	7,220	9,044	[1]
Other long-term liabilities	2,021	2,155	3,905
Derivatives	28,354	30,239	10,107
Total Non-current liabilities	401,912	428,637	232,663
Total liabilities	493,080	525,867	437,872
Equity
Share capital	25,613	27,316	25,605
Share premium	86,038	91,759	85,883
Treasury shares	(1,736)	(1,851)	(1,736)
Transaction reserve with non-controlling Interests	5,697	6,076	5,697
Reserves	(12,632)	(13,472)	7,288
Accumulated deficit	(7,256)	(7,738)	(6,899)	[1]
Total equity attributed to shareholders of the Company	95,724	102,090	115,838
Non-Controlling Interest	(12,647)	(13,488)	(1,731)	[1]
Total equity	83,077	88,602	114,107
Total liabilities and equity	€ 576,157	$ 614,469	€ 551,979

[1]	Restated following application of an amendment to IAS 16 - see Note 2C.